Document and Entity Information	Feb. 06, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001415726
Entity Registrant Name	Innovator ETFs Trust
Prospectus Date	Feb. 06, 2025
Document Effective Date	Feb. 06, 2025
Document Period End Date	Feb. 06, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2025
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly | Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
Prospectus:
Trading Symbol	QBF